Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $25,227,210.85.
Narrative - Max Aggregate Offering Price	$ 25,227,210.85